Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 338	$ 131
Accounts receivable and other current assets (Note 5)		1,657	1,511
Prepaid expenses		96	116
Inventories		533	478
Regulatory assets (Note 6)		559	492
Total current assets		3,183	2,728
Other assets		1,076	955
Regulatory assets (Note 6)		3,277	3,097
Property, plant and equipment, net		39,113	37,816
Intangible assets, net		1,394	1,343
Goodwill		11,911	11,720
Total assets		59,954	57,659
Current liabilities
Short-term borrowings (Note 7)		413	247
Accounts payable and other current liabilities		2,347	2,570
Regulatory liabilities (Note 6)		484	357
Current installments of long-term debt (Note 7)		1,743	1,628
Total current liabilities		4,987	4,802
Regulatory liabilities (Note 6)		3,048	2,865
Deferred income taxes		3,805	3,627
Long-term debt (Note 7)		24,557	23,707
Finance leases		333	333
Other liabilities		1,364	1,409
Total liabilities		38,094	36,743
Commitments and contingencies (Note 13)
Equity
Common shares	[1]	14,465	14,237
Preference shares		1,623	1,623
Additional paid-in capital		8	10
Accumulated other comprehensive income (loss)		235	(40)
Retained earnings		3,837	3,458
Shareholders' equity		20,168	19,288
Non-controlling interests		1,692	1,628
Total equity		21,860	20,916
Total liabilities and equity		$ 59,954	$ 57,659

[1]	No par value. Unlimited authorized shares. 478.7 million and 474.8 million issued and outstanding as at June 30, 2022 and December 31, 2021, respectively.